Annual Total Returns (Vanguard Mega Cap Value Index Fund - ETF Shares ETF) (Vanguard Mega Cap Value Index Fund, Vanguard Mega Cap Value Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2013
Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - ETF Shares
Annual Total Return
2012	14.95%
2011	1.47%
2010	12.98%
2009	16.47%
2008	(35.78%)